Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 17,856	€ 21,174	€ 21,734
Ceded to other companies	2,663	3,431	3,176
Assumed from other companies	1,459	1,653	1,719
Net amount	€ 16,653	€ 19,395	€ 20,277
% of amount assumed to net	9.00%	9.00%	8.00%
Life insurance in force [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 874,423	€ 863,686	€ 986,854
Ceded to other companies	708,242	709,326	851,003
Assumed from other companies	512,735	525,201	648,147
Net amount	€ 678,915	€ 679,561	€ 783,999
% of amount assumed to net	76.00%	77.00%	83.00%
Life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 15,526	€ 18,324	€ 18,687
Ceded to other companies	2,500	3,214	2,932
Assumed from other companies	1,443	1,628	1,713
Net amount	€ 14,470	€ 16,738	€ 17,468
% of amount assumed to net	10.00%	10.00%	10.00%
Non-life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 2,330	€ 2,849	€ 3,046
Ceded to other companies	163	217	244
Assumed from other companies	16	25	7
Net amount	€ 2,183	€ 2,657	€ 2,808
% of amount assumed to net	1.00%	1.00%	0.00%